Segment, Geographic and Other Revenue Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Selected Income Statement Information by Segment

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2013	2012	2011(c)	2013	2012	2011(c)	2013	2012	2011(c)
Reportable Segments:
Primary Care(d)	$13,272	$15,558	$22,670	$7,981	$9,613	$15,001	$155	$244	$249
Specialty Care and Oncology	14,934	15,461	16,568	10,350	10,499	10,789	351	403	427
Established Products and Emerging Markets(e)	19,672	20,195	18,509	11,159	11,217	9,417	390	408	430
Total reportable segments	47,878	51,214	57,747	29,490	31,329	35,207	896	1,055	1,106
Consumer Healthcare and other business activities(f)	3,574	3,443	3,288	(2,005)	(2,397)	(2,608)	166	190	223
Reconciling Items:
Corporate	—	—	—	(5,800)	(6,112)	(7,317)	382	485	540
Purchase accounting adjustments(g)	—	—	—	(4,344)	(4,905)	(6,672)	4,487	4,988	5,476
Acquisition-related costs(h)	—	—	—	(376)	(946)	(1,913)	124	273	614
Certain significant items(i)	132	—	—	(692)	(5,039)	(4,255)	167	300	614
Other unallocated(j)	—	—	—	(557)	(688)	(961)	84	103	128
	$51,584	$54,657	$61,035	$15,716	$11,242	$11,481	$6,306	$7,394	$8,701

(a)	Income from continuing operations before provision for taxes on income.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)	For 2011, includes King commencing on the acquisition date of January 31, 2011.

(d)
Revenues and Earnings from the Primary Care segment decreased for 2013 as compared to the prior year, and Earnings as a percentage of revenues for 2013 also declined, primarily due to the loss of exclusivity of Lipitor in developed Europe and Australia; the subsequent shift in the reporting of Lipitor in those major markets to the Established Products business unit; the losses of exclusivity of certain other products in various markets; lower Alliance revenues from Spiriva due to the ongoing expiration of the Spiriva collaboration in certain countries; and the termination of the co-promotion agreement for Aricept in Japan in December 2012. Revenues and Earnings from the Primary Care segment decreased for 2012 as compared to 2011, and Earnings as a percentage of revenues also declined, primarily due to the loss of exclusivity of Lipitor in most major markets, and the subsequent shift in the reporting of Lipitor in those major markets to the Established Products business unit.

(e)
Revenues and Earnings from the Established Products and Emerging Markets segment decreased in 2013 as compared to the prior year, primarily due to the continued erosion of branded Lipitor in the U.S. and Japan, partially offset by the addition of products in certain markets that shifted to the Established Products unit from other business units beginning January 1, 2013 and strong volume growth in China. Revenues and Earnings from the Established Products and Emerging Markets segment increased in 2012 as compared to 2011, primarily due to additional products losing exclusivity and moving to the Established Products unit and increased operational sales in emerging markets, partially offset by unfavorable foreign exchange. Earnings as a percentage of revenue in 2012 increased due to the change in the mix of products.

(f)
Other business activities includes the revenues and operating results of Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales operation, and the R&D costs managed by our Worldwide Research and Development organization and our Pfizer Medical organization.

(g)	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment.

(h)
Acquisition-related costs can include costs associated with acquiring, integrating and restructuring newly acquired businesses, such as transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring. For additional information, see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives.

(i)	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.
For Revenues in 2013, certain significant items represent revenues related to our transitional manufacturing and supply agreements with Zoetis. For additional information, see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.
For Earnings in 2013, certain significant items includes: (i) patent litigation settlement income of $1.3 billion, (ii) the gain associated with the transfer of certain product rights to our equity-method investment in China of $459 million, (iii) income related to our transitional manufacturing and supply agreements with Zoetis of $16 million, (iv) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.3 billion, (v) certain asset impairments and related charges of $1.1 billion, (vi) other charges of $83 million, (vii) net charges for certain legal matters of $21 million and (viii) costs associated with the separation of Zoetis of $18 million. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments, Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other (Income)/Deductions––Net.
For Earnings in 2012, certain significant items includes: (i) net charges for certain legal matters of 2.2 billion, (ii) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.8 billion, (iii) certain asset impairment charges of $875 million, (iv) costs associated with the separation of Zoetis of $125 million and (v) other charges of $19 million. For additional information see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other (Income)/Deductions––Net.
For Earnings in 2011, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $2.5 billion (ii) certain asset impairment charges of $827 million, (iii) charges for certain legal matters of $822 million, (iv) other charges of $69 million and (v) costs associated with the separation of Zoetis of $35 million (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other (Income)/Deductions––Net for additional information).

(j)	Includes overhead expenses associated with our manufacturing and commercial operations not directly attributable to an operating segment

Schedule of Revenues by Geographic Region

The following table provides revenues by geographic area:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2013	2012	2011(a)
United States	$20,274	$21,313	$25,277
Developed Europe(b)	11,739	12,545	15,221
Developed Rest of World(c)	8,346	9,956	10,422
Emerging Markets(d)	11,225	10,843	10,115
Revenues	$51,584	$54,657	$61,035

(a)	For 2011, includes King commencing on the acquisition date of January 31, 2011.

(b)
Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Revenues denominated in euros were $8.9 billion in 2013, $9.4 billion in 2012 and $11.4 billion in 2011.

(c)	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand and South Korea.

(d)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, the Middle East, Eastern Europe, Africa, Turkey and Central Europe

Schedule of Long-Lived Assets by Geographic Region
.

Long-lived assets by geographic region follow:
	As of December 31,
(MILLIONS OF DOLLARS)	2013	2012	2011
Property, plant and equipment, net
United States	$5,885	$6,485	$7,116
Developed Europe(a)	4,845	4,895	5,640
Developed Rest of World(b)	696	816	872
Emerging Markets(c)	971	1,017	1,045
Property, plant and equipment, net	$12,397	$13,213	$14,673

(a)	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries.

(b)	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand, and South Korea.

(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, the Middle East, Eastern Europe, Africa, Turkey and Central Europe

Schedule of Significant Product Revenues

The following table provides revenues by product:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2013	2012	2011(a)
Revenues from biopharmaceutical products:
Lyrica	$4,595	$4,158	$3,693
Prevnar family	3,974	4,117	4,145
Enbrel (Outside the U.S. and Canada)	3,774	3,737	3,666
Celebrex	2,918	2,719	2,523
Lipitor(b)	2,315	3,948	9,577
Viagra	1,881	2,051	1,981
Zyvox	1,353	1,345	1,283
Norvasc	1,229	1,349	1,445
Sutent	1,204	1,236	1,187
Premarin family	1,092	1,073	1,013
BeneFIX	832	775	693
Vfend	775	754	747
Genotropin	772	832	889
Pristiq	698	630	577
Chantix/Champix	648	670	720
Refacto AF/Xyntha	602	584	506
Xalatan/Xalacom	589	806	1,250
Detrol/Detrol LA	562	761	883
Zoloft	469	541	573
Medrol	464	523	510
Effexor	440	425	678
Zosyn/Tazocin	395	484	636
Zithromax/Zmax	387	435	453
Fragmin	359	381	382
Relpax	359	368	341
Tygacil	358	335	298
Rapamune	350	346	372
Inlyta	319	100	—
Sulperazon	309	262	218
Revatio	307	534	535
Cardura	296	338	380
Xalkori	282	123	16
Xanax/Xanax XR	276	274	306
Diflucan	242	259	265
Toviaz	236	207	187
Aricept(c)	235	326	450
Inspra	233	214	195
Caduet	223	258	538
Somavert	217	197	183
Neurontin	216	235	289
Unasyn	212	228	231
BMP2	209	263	340
Geodon	194	353	1,022
Depo-Provera	191	148	139
Aromasin	185	210	361
Xeljanz	114	6	—
Alliance revenues(d)	2,628	3,492	3,630
All other biopharmaceutical products	7,360	7,804	7,441
Total revenues from biopharmaceutical products	47,878	51,214	57,747
Other revenues:
Consumer Healthcare	3,342	3,212	3,028
Other(e)	364	231	260
Revenues	$51,584	$54,657	$61,035

(a)	For 2011, includes King commencing on the acquisition date of January 31, 2011.

(b)
Lipitor lost exclusivity in Australia in April 2012, most of developed Europe in March and May 2012, the U.S. in November 2011 and various other major markets in 2011 and 2012. This loss of exclusivity reduced branded worldwide revenues by $1.7 billion in 2013, in comparison with 2012, and reduced branded worldwide revenues by $5.6 billion in 2012, in comparison with 2011.

(c)	Represents direct sales under license agreement with Eisai Co., Ltd.

(d)	Includes Enbrel (in the U.S. and Canada through October 31, 2013), Spiriva, Rebif, Aricept and Eliquis.

(e)
Other represents revenues generated from Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales organization, and includes, in 2013, the revenues related to our transitional manufacturing and supply agreements with Zoetis.